7. Senior Debt: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt, Weighted Average Interest Rate	3.19%	2.73%	2.69%
Short-term Debt, Maximum Amount Outstanding During Period	$ 499,666	$ 429,687	$ 409,792
Short-term Debt, Average Outstanding Amount	$ 445,628	$ 419,704	$ 400,508
Debt, Weighted Average Interest Rate during period	2.92%	2.85%	3.10%
Bank Borrowings
Debt, Weighted Average Interest Rate	5.74%	4.49%	3.93%
Short-term Debt, Maximum Amount Outstanding During Period	$ 53,180	$ 55	$ 45
Short-term Debt, Average Outstanding Amount	$ 6,999	$ 1	$ 1
Debt, Weighted Average Interest Rate during period	5.21%	4.21%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.64%	1.48%	1.48%
Short-term Debt, Maximum Amount Outstanding During Period	$ 77,731	$ 75,480	$ 73,167
Short-term Debt, Average Outstanding Amount	$ 74,267	$ 72,761	$ 68,918
Debt, Weighted Average Interest Rate during period	1.52%	1.47%	1.53%
Commercial Paper
Debt, Weighted Average Interest Rate	3.13%	2.98%	2.96%
Short-term Debt, Maximum Amount Outstanding During Period	$ 373,167	$ 355,354	$ 339,330
Short-term Debt, Average Outstanding Amount	$ 364,362	$ 346,942	$ 331,589
Debt, Weighted Average Interest Rate during period	3.01%	2.99%	3.26%